Condensed financial information of the parent company	12 Months Ended
Dec. 31, 2023
Financial Information Of Parent Company
Condensed financial information of the parent company

Note 19 — Condensed financial information of the parent company

The Company performed a test on the restricted net assets of consolidated subsidiary in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial statements for the parent company.

The subsidiary did not pay any dividend to the Company for the periods presented. For the purpose of presenting parent only financial information, the Company records its investment in its subsidiary under the equity method of accounting. Such investment is presented on the separate condensed balance sheets of the Company as “Investment in subsidiary” and the income of the subsidiary is presented as “share of income of subsidiary”. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted.

The Company did not have significant capital and other commitments, long-term obligations, or guarantees As of December 31, 2022 and 2023.

PARENT COMPANY BALANCE SHEETS

	December 31, 2022	December 31, 2023	December 31, 2023
	RMB	RMB	USD
ASSETS
OTHER ASSETS
Investment in subsidiaries	197,126,688	141,277,611	19,945,216
Total other assets	197,126,688	141,277,611	19,945,216
Total assets	197,126,688	141,277,611	19,945,216

LIABILITIES AND SHAREHOLDERS’ EQUITY
Other payables and accrued liabilities	98,664	98,664	14,305
Warrant liabilities	425,619	62,200	8,782
Total liabiliteis	524,283	160,864	23,087

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Ordinary shares,$0.001 par value[1]	36,144	42,318	5,941
Additional paid-in capital	254,138,709	286,296,970	41,180,750
Accumulated deficit	(65,500,622)	(146,909,851)	(20,668,617)
Statutory reserves	11,110,699	3,052,776	431,019
Accumulated other comprehensive loss	(3,182,525)	(1,365,466)	(1,026,964)
Total shareholders’ equity	196,602,405	141,116,747	19,922,129
Total liabilities and shareholders’ equity	197,126,688	141,277,611	19,945,216

[1]	Par value has been adjusted for the reverse stock split effective February 2, 2024 (See Note 18 - Subsequent Event).

PARENT COMPANY STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS

	For the Years Ended December 31,
	2022	2023	2023
	RMB	RMB	USD
OPERATING EXPENSES
General and administrative	(28,968)	(32,164,435)	(4,480,600)
Total operating expenses	(28,968)	(32,164,435)	(4,480,600)
Equity income (loss) of subsidiaries	(140,903,197)	(114,125,394)	(16,111,711)
Total other income (expense), net	(140,903,197)	(114,125,394)	(16,111,711)
CHANGE IN FAIR VALUE OF WARRANT LIABILITIES	4,415,328	372,961	52,927
NET INCOME	(136,458,901)	(81,587,998)	(11,578,184)
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	995,415	1,817,059	257,860
COMPREHENSIVE INCOME	(135,463,486)	(79,770,939)	(11,320,324)

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the Years Ended December 31,
	2022	2023	2023
	RMB	RMB	USD
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	(136,458,901)	(81,587,998)	(11,578,184)
Adjustments to reconcile net income to cash used in operating activities:
Equity income (loss) of subsidiaries	140,903,197	114,125,394	16,111,711
Issuance of common shares under the Company’s 2023 Equity Incentive Plan	-	(32,164,435)	(4,480,600)
Change in fair value of warrant liabilities	(4,415,328)	(372,961)	(52,927)
Intercompany	-	-	-
Other payables and accrued liabilities	(28,968)	-	-
Net cash used in operating activities	-	-	-

CASH FLOWS FROM INVESTING ACTIVITIES:	-	-	-
Net cash (used in) provided by investing activities	-	-	-

CASH FLOWS FROM FINANCING ACTIVITIES:
Net cash provided by financing activities	-	-	-

EFFECT OF EXCHANGE RATE ON CASH

CHANGES IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	-	-	-

CASH, CASH EQUIVALENTS AND RESTRICTED CASH, beginning of year	-	-	-

CASH, CASH EQUIVALENTS AND RESTRICTED CASH, end of year	-	-	-